Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock
Balance at Sep. 30, 2011	$ 3,270,047	$ 10,724	$ 210,909	$ 2,954,210	$ 98,908	$ (4,704)
Balance (in shares) at Sep. 30, 2011		107,243,000
Balance (in shares) at Sep. 30, 2011						157,000
Comprehensive Income:
Net income	581,045			581,045
Other comprehensive income (loss)	67,899				67,899
Dividends declared ($2.625, $1.30 and $.28 per share for the years ended 2014, 2013 and 2012, respectively)	(29,960)			(29,960)
Exercise of stock options	2,673	$ 32	5,398			$ (2,757)
Exercise of stock options (in shares)		315,000				47,000
Tax benefit of stock-based awards, including excess tax benefits of $3.6 million for the year ended 2012	4,340		4,340
Stock issued for vested restricted stock, net of shares withheld for employee taxes	(1,514)	$ 4	(2,485)			$ 967
Stock issued for vested restricted stock, net of shares withheld for employee taxes (in shares)		41,000				(51,000)
Repurchase of common stock	$ (77,610)					$ (77,610)
Repurchase of common stock (in shares)	1,747,819					1,748,000
Stock-based compensation	$ 18,078		18,078
Balance at Sep. 30, 2012	3,834,998	$ 10,760	236,240	3,505,295	166,807	$ (84,104)
Balance (in shares) at Sep. 30, 2012		107,599,000
Balance (in shares) at Sep. 30, 2012						1,901,000
Comprehensive Income:
Net income	736,639			736,639
Other comprehensive income (loss)	(34,277)				(34,277)
Dividends declared ($2.625, $1.30 and $.28 per share for the years ended 2014, 2013 and 2012, respectively)	(139,271)			(139,271)
Exercise of stock options	13,317	$ 106	21,746			$ (8,535)
Exercise of stock options (in shares)		1,057,000				162,000
Tax benefit of stock-based awards, including excess tax benefits of $3.6 million for the year ended 2012	10,727		10,727
Stock issued for vested restricted stock, net of shares withheld for employee taxes	$ (1,677)	$ 8	(3,226)			$ 1,541
Stock issued for vested restricted stock, net of shares withheld for employee taxes (in shares)		83,000				(41,000)
Repurchase of common stock (in shares)	0
Stock-based compensation	$ 23,271		23,271
Balance at Sep. 30, 2013	$ 4,443,727	$ 10,874	288,758	4,102,663	132,530	$ (91,098)
Balance (in shares) at Sep. 30, 2013	108,738,577	108,739,000
Balance (in shares) at Sep. 30, 2013	2,021,607					2,022,000
Comprehensive Income:
Net income	$ 708,719			708,719
Other comprehensive income (loss)	(49,404)				(49,404)
Dividends declared ($2.625, $1.30 and $.28 per share for the years ended 2014, 2013 and 2012, respectively)	(285,585)			(285,585)
Exercise of stock options	23,250	$ 161	41,911			$ (18,822)
Exercise of stock options (in shares)		1,613,000				216,000
Tax benefit of stock-based awards, including excess tax benefits of $3.6 million for the year ended 2012	26,616		26,616
Stock issued for vested restricted stock, net of shares withheld for employee taxes	$ (3,049)	$ 16	(16)			$ (3,049)
Stock issued for vested restricted stock, net of shares withheld for employee taxes (in shares)		157,000				38,000
Repurchase of common stock (in shares)	0
Stock-based compensation	$ 26,703		26,703
Balance at Sep. 30, 2014	$ 4,890,977	$ 11,051	383,972	4,525,797	83,126	$ (112,969)
Balance (in shares) at Sep. 30, 2014	110,508,605	110,509,000
Balance (in shares) at Sep. 30, 2014	2,276,321					2,276,000
Comprehensive Income:
Net income	$ 352,579			352,579
Other comprehensive income (loss)	(43,054)				(43,054)
Dividends declared ($2.625, $1.30 and $.28 per share for the years ended 2014, 2013 and 2012, respectively)	(148,986)			(148,986)
Exercise of stock options	(1,078)	$ 13	2,651			$ (3,742)
Exercise of stock options (in shares)		123,000				47,000
Tax benefit of stock-based awards, including excess tax benefits of $3.6 million for the year ended 2012	2,761		2,761
Stock issued for vested restricted stock, net of shares withheld for employee taxes	(4,248)	$ 21	(21)			$ (4,248)
Stock issued for vested restricted stock, net of shares withheld for employee taxes (in shares)		214,000				59,000
Repurchase of common stock	$ (59,654)					$ (59,654)
Repurchase of common stock (in shares)	810,097					810,000
Stock-based compensation	$ 13,079		13,079
Balance at Mar. 31, 2015	$ 5,002,376	$ 11,085	$ 402,442	$ 4,729,390	$ 40,072	$ (180,613)
Balance (in shares) at Mar. 31, 2015	110,846,112	110,846,000
Balance (in shares) at Mar. 31, 2015						3,192,000